Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

In prior years, the Company has engaged in certain transactions with entities which are considered related parties. Payments for goods and services to these related parties totaled $0, $0 and $128,000 in 2014, 2013 and 2012, respectively. Management believes disbursements made to related parties were substantially equivalent to those that would have been paid to unaffiliated companies for similar goods and services.